Related Party Transactions (Details Narrative) - USD ($)		1 Months Ended
		Oct. 15, 2020	Dec. 07, 2020	Sep. 30, 2020
Issuance of Class B common stock to Sponsor	[1]	$ 25,000
Founder shares, description		The Initial Stockholders will agree, subject to limited exceptions, not to transfer, assign or sell (i) with respect to 50% of founder shares, for a period ending on the six-month anniversary of the date of the consummation of our initial business combination and (ii) with respect to the remaining 50% of such shares, for a period ending on the one-year anniversary of the date of the consummation of our initial business combination, or earlier, in either case, if, subsequent to our initial business combination, we complete a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Price per share		$ 10.00
Payment for office space, utilities and secretarial and administrative services		$ 10,000
Working Capital Loans [Member]
Debt instrument conversion description		The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender's discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. To date, the Company had no borrowings under the Working Capital Loans.
Robb Knie [Member] | Subsequent Event [Member]
Debt instrument face amount			$ 2,000
Robb Knie [Member] | Note [Member]
Debt instrument face amount		$ 2,000		$ 150,000
Debt instrument maturity date description		This loan is non-interest bearing and payable on the earlier of April 30, 2021 or the completion of the Proposed Public Offering.
Over-Allotment Option [Member]
Issuance of Class B common stock to Sponsor, shares		5,750,000
Sale of warrants during the period		2,300,000
Over-Allotment Option [Member] | Underwriters [Member]
Issuance of Class B common stock to Sponsor, shares		187,500
Over allotments description		The Initial Stockholders have agreed to forfeit up to 187,500 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriters. The forfeiture will be adjusted to the extent that the over-allotment option is not exercised in full by the underwriters so that the Founder Shares will represent 20.0% of the Company's issued and outstanding shares after the Proposed Public Offering (excluding the Representative's Shares, as defined in Note 5). If the Company increases or decreases the size of the offering, the Company will effect a stock dividend or share contribution back to capital, as applicable, immediately prior to the consummation of the Proposed Public Offering in such amount as to maintain the Founder Share ownership of the Company's stockholders prior to the Proposed Public Offering at 20.0% of the Company's issued and outstanding common stock upon the consummation of the Proposed Public Offering (excluding the Representative's Shares).
Private Placement Warrant [Member]
Sale of warrants during the period		2,000,000
Price per share		$ 1.00
Class B Common Stock [Member]
Common stock, par value		$ 0.0001
Class B Common Stock [Member] | Underwriters [Member]
Issuance of Class B common stock to Sponsor, shares		187,500
Class A Common Stock [Member]
Common stock, par value		$ 0.0001
Class A Common Stock [Member] | Public Warrant [Member]
Price per share		$ 11.50
Founder Shares [Member]
Issuance of Class B common stock to Sponsor, shares		1,437,500

[1]	This number includes up to 187,500 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.